Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures

The following table presents amounts related to the discontinued operations in the balance sheets (in thousands):

	June 30, 2017	December 31, 2016
Carrying amounts of current assets of discontinued operations:
Accounts receivable	$189	$813

Total current assets of discontinued operations	189	813

Carrying amounts of current liabilities of discontinued operations:
Accounts payable	$122	$3,115
Accrued expenses and other current liabilities	8,248	2,944

Total current liabilities of discontinued operations	$8,370	$6,059

The following table represents the components attributable to the commercial operations that are presented in the condensed consolidated statements of operations as discontinued operations (in thousands):

	Three Months Ended June 30,		Six months ended June 30,
	2017	2016	2017	2016
Additional channel obligations	(105)	(656)	$(428)	$(1,666)
Selling, general, and administrative	(897)	(2,233)	(2,510)	(4,614)
Settlements associated with USAO NJ and DOJ and the qui tam action (Note 5)	(300)	—	(7,800)	—

Loss from discontinued operations	$(1,302)	$(2,889)	$(10,738)	$(6,280)

The following table describes the net proceeds from the sale and the assets and liabilities sold, net of selling costs (in thousands):

	Sale of Abstral and related assets on November 19, 2015	Sale of Zuplenz and related assets on December 24, 2015
Net proceeds from sales
Total consideration	$8,348	$3,750
Less selling costs*	(815)	(1,050)

Proceeds from sale, net of selling costs	$7,533	$2,700

*	Note selling costs related to the sale of Zuplenz and related assets are included in accrued liabilities and were paid in the first quarter of 2016.

The following table presents a reconciliation of the carrying amounts of assets and liabilities of the commercial operations to assets held for sale in the balance sheets (in thousands):

	2016	2015
Carrying amounts of assets included as part of discontinued operations:
Accounts receivable	$813	$392

Total current assets of discontinued operations	$813	$392

Carrying amounts of liabilities included as part of discontinued operations:
Accounts payable	$3,115	$1,491
Accrued expenses and other current liabilities	2,944	4,434

Total current liabilities of discontinued operations	$6,059	$5,925

The following table represents the components attributable to the commercial business in 2016, 2015, and 2014 that are presented in the consolidated statements of comprehensive loss as discontinued operations (in thousands):

	2016	2015	2014
Net revenue	$—	$9,734	$9,319
Cost of revenue	—	(1,780)	(1,403)
Additional channel obligations	(2,886)	—	—
Amortization of certain acquired intangible assets	—	(921)	(440)
Research and development	—	(355)	(680)
Selling, general, and administrative	(9,562)	(17,655)	(15,118)
Impairment charge form classification as held for sale	—	(8,071)	—
Loss on sale of commercial business assets	—	(4,549)	—
Severance and exit costs	—	(1,349)	—

Loss from discontinued operations	$(12,448)	$(24,946)	$(8,322)